Accumulated other Comprehensive Income (Loss) (Tables)	9 Months Ended
Sep. 30, 2021
Accumulated Other Comprehensive Income Loss [Abstract]
Schedule of changes in accumulated balances of other comprehensive income (loss)
	Unrealized gain (loss) on marketable securities	Unrealized gain on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Nine months ended September 30, 2021:
Beginning balance	$1,933	$-	$800	$2,733
Other comprehensive income (loss) before reclassifications	(1,149)	(27)	-	(1,176)
Amounts reclassified from accumulated other comprehensive income	(32)	75	-	43
Net current period other Comprehensive income (loss)	(1,181)	48	-	(1,133)
Ending Balance	$752	$48	$800	$1,600